SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Information
SEGMENT INFORMATION

NOTE 7: SEGMENT INFORMATION

The Company is a fully integrated power company in Argentina, which participates in the electricity and oil and gas value chains.

Through its own activities, subsidiaries and share holdings in joint ventures, and based on the business nature, customer portfolio and risks involved, the following business segments have been identified:

Electricity Generation, principally consisting of the Company’s direct and indirect interests in HINISA, HIDISA, Greenwind, VAR, CTB, TMB, TJSM and through its own electricity generation activities through thermal plants CTG, CPB, Piquirenda, CTLL, CTGEBA, Ecoenergía, CTPP, CTIW, the HPPL hydroelectric complex and PEPE II, PEPE III and PEPE IV wind farms. It is worth highlighting that the results of the segment’s operations reflect the effects of the consolidation with Greenwind from August 12, 2022 to August 16, 2023 (see Notes 5.2.3 and 5.2.6) and with VAR as from December 16, 2022 (see Note 5.2.5).

Electricity Distribution, consisting of the Company’s direct interest in Edenor until its disposal (see Note 5.2.1). As of December 31, 2021, the Company has classified the related results as discontinued operations.

Oil and Gas, principally consisting of the Company’s interests in oil and gas areas and through its direct and indirect interest in CISA.

Petrochemicals, comprising of the Company’s own styrenics operations and the catalytic reformer plant operations conducted in local plants.

Holding and Other Business, principally consisting of interests in joint businesses CITELEC and CIESA and their respective subsidiaries, which hold the concession over the high voltage electricity transmission nationwide and over gas transportation in the South of the country, respectively, interests in the associates OCP and Refinor (until its divestment detailed in Note 5.2.2), holding activities and financial investment transactions.

The Company manages its operating segment based on its individual net result in U.S. dollars.

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	648	402	359	14	-	1,423
Revenue - foreign market	-	161	148	-	-	309
Intersegment revenue	-	103	-	-	(103)	-
Cost of sales	(354)	(412)	(444)	-	103	(1,107)
Gross profit	294	254	63	14	-	625

Selling expenses	(2)	(49)	(15)	-	-	(66)
Administrative expenses	(50)	(74)	(6)	(55)	-	(185)
Exploration expenses	-	(7)	-	-	-	(7)
Other operating income	75	86	13	3	-	177
Other operating expenses	(27)	(32)	(7)	(22)	-	(88)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	-	(38)	(3)	2	-	(39)
Share of profit from associates and joint ventures	(18)	-	-	16	-	(2)
Profit from sale of companies´ interest	-	-	-	9	-	9
Operating income	272	140	45	(33)	-	424

Financial income	2	2	-	7	(6)	5
Financial costs	(119)	(203)	(3)	(45)	6	(364)
Other financial results	280	(15)	15	278	-	558
Financial results, net	163	(216)	12	240	-	199
Profit before income tax	435	(76)	57	207	-	623

Income tax	(225)	29	(27)	(95)	-	(318)
Profit (Loss) of the year	210	(47)	30	112	-	305

Depreciation and amortization	96	166	5	-	-	267

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2023	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	207	(47)	30	112	-	302
Non-controlling interest	3	-	-	-	-	3

Consolidated financial position information as of Dcember 31, 2023
Assets	2,684	1,396	157	631	(146)	4,722
Liabilities	729	1,213	137	376	(146)	2,309

Net book values of property, plant and equipment	1,345	1,138	27	34	-	2,544

Additional consolidated information as of December 31, 2023
Increases in property, plant and equipment and right-of-use assets	259	556	7	5	-	827

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	663	370	425	20	-	1,478
Revenue - foreign market	-	159	192	-	-	351
Intersegment revenue	-	117	-	-	(117)	-
Cost of sales	(370)	(350)	(536)	-	117	(1,139)
Gross profit	293	296	81	20	-	690

Selling expenses	(3)	(45)	(17)	-	-	(65)
Administrative expenses	(39)	(60)	(5)	(38)	-	(142)
Other operating income	25	61	1	44	-	131
Other operating expenses	(5)	(26)	(6)	(9)	-	(46)
Impairment of property, plant and equipment, intangible assets and inventories	-	(30)	(2)	(6)	-	(38)
Impairment of financial assets	-	(2)	-	(2)	-	(4)
Share of profit from associates and joint ventures	65	-	-	40	-	105
Operating income	336	194	52	49	-	631

Financial income	1	2	-	9	(7)	5
Financial costs	(82)	(107)	(3)	(36)	7	(221)
Other financial results	72	(28)	6	116	-	166
Financial results, net	(9)	(133)	3	89	-	(50)
Profit before income tax	327	61	55	138	-	581

Income tax	(73)	(16)	(15)	(20)	-	(124)
Profit of the year	254	45	40	118	-	457

Depreciation and amortization	82	125	5	-	-	212

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2022	Generation	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit of the year attributable to:
Owners of the company	253	45	40	118	-	456
Non-controlling interest	1	-	-	-	-	1

Consolidated financial position information as of December 31, 2022
Assets	2,464	1,234	177	1,029	(162)	4,742
Liabilities	979	1,248	147	245	(161)	2,458

Net book values of property, plant and equipment	1,299	807	24	34	-	2,164

Additional consolidated information as of December 31, 2022
Increases in property, plant and equipment, intangibles assets and right-of-use assets (1)	115	324	7	36	-	482

(1)	It does not include US$ 389 million for the incorporation of assets related to the acquisition of the equity interests detailed in Notes 5.2.3 and 5.2.5.

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue - local market	656	-	282	310	22	-	1,270
Revenue - foreign market	-	-	58	180	-	-	238
Intersegment revenue	-	-	113	-	-	(113)	-
Cost of sales	(355)	-	(285)	(424)	-	113	(951)
Gross profit	301	-	168	66	22	-	557

Selling expenses	(2)	-	(22)	(13)	-	-	(37)
Administrative expenses	(31)	-	(46)	(4)	(21)	-	(102)
Other operating income	42	-	58	1	4	-	105
Other operating expenses	(5)	-	(28)	(3)	(22)	-	(58)
Impairment of intangible assets and inventories	(2)	-	-	(2)	-	-	(4)
Recovery of impairment of financial assets	-	-	-	-	1	-	1
Share of profit from associates and joint ventures	47	-	-	-	53	-	100
Profit from acquisition of companies´ interest	-	-	-	-	17	-	17
Operating income	350	-	130	45	54	-	579

Financial income	4	-	3	-	4	(1)	10
Financial costs	(46)	-	(103)	(3)	(34)	1	(185)
Other financial results	(14)	-	(16)	(2)	18	-	(14)
Financial results, net	(56)	-	(116)	(5)	(12)	-	(189)
Profit before income tax	294	-	14	40	42	-	390

Income tax	(75)	-	8	(12)	2	-	(77)
Profit of the year from continuing operations	219	-	22	28	44	-	313
Loss of the year from discontinued operations	-	(75)	-	-	-	-	(75)
Profit (loss) of the year	219	(75)	22	28	44	-	238

Depreciation and amortization	88	-	114	3	-	-	205

				in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) of the year attributable to:
Owners of the company	218	(39)	22	28	44	-	273
Non-controlling interest	1	(36)	-	-	-	-	(35)

Consolidated financial position information as of December 31, 2021
Assets	1,670	-	1,157	176	1,067	(209)	3,861
Liabilities	525	-	1,324	166	264	(209)	2,070

Net book values of property, plant and equipment	969	-	636	22	32	-	1,659

Additional consolidated information as of December 31, 2021
Increases in property, plant and equipment, intangible assets and right-of-use assets	39	-	213	6	6	-	264